The Transaction	12 Months Ended
Jan. 31, 2015
Business Combinations [Abstract]
The Transaction

2.  The Transaction

On May 22, 2015, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with the Parent and Akoustis Acquisition Corp. (“Acquisition Subsidiary”). Under the Merger Agreement, Acquisition Subsidiary merged with and into Akoustis with the Company remaining as the surviving corporation in the Merger (the “Merger”).

In connection with the Merger and pursuant to a Split-Off Agreement, the Parent transferred all of its pre-Merger assets and liabilities to its pre-Merger majority stockholder, in exchange for the surrender by him and cancellation of 9,854,019 shares of common stock, par value $0.001 per share, of the Parent (the “Parent Common Stock”). These cancelled shares will resume the status of authorized but unissued shares of Common Stock.

At the closing of the Merger, each of the 11,671 shares of common stock and the 5,300 shares of preferred stock of Akoustis issued and outstanding immediately prior to the closing of the Merger was converted into 324.082 shares of Parent Common Stock. As a result, an aggregate of 5,500,006 shares of Parent Common Stock were issued to the holders of Akoustis stock.

As a result of the Merger and Split-Off, Parent discontinued its pre-Merger business and acquired the business of Akoustis, and will continue the existing business operations of Akoustis, Inc., as a publicly-traded company under the name Akoustis Technologies, Inc.

Also on May 22, 2015, the Parent closed a private placement offering (the “Offering”) of 3,531,104 shares of Parent Common Stock, at a purchase price of $1.50 per share (the “Offering Price”). The aggregate gross proceeds from the Offering were $5,296,656 (including $645,000 principal amount of convertible notes of Akoustis that converted into Common Stock by their terms upon closing of the Offering, at a conversion price per share equal to the offering price of $1.50 per share, and before deducting placement agent fees and expenses of the offering estimated at approximately $762,392).